PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES - Summary of Intangible Assets (Excluding Goodwill) (Detail) - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 20,661,870	R$ 16,648,681
Concession rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	18,246,781	15,706,265
Concession rights [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 11,614,163	8,953,495
Concession rights [member] | Rumo Malha Norte SA [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	1.59%
Intangible assets other than goodwill	R$ 6,632,618	6,752,770
Port operation license [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	3.70%
Intangible assets other than goodwill	R$ 44,305	211,895
Licenses and authorizations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	436,594
Licenses [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	480,899	211,895
Brands and patents [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	154,722	57,439
Brands and patents [member] | Comma [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	47,929	57,439
Brands and patents [member] | PetroChoice [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	104,354
Brands and patents [member] | Tirreno [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	2,439
Customer Relationships [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 1,657,490	575,459
Customer Relationships [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	20.00%
Intangible assets other than goodwill	R$ 285,423	276,811
Customer Relationships [member] | Moove cash generating unit [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 1,367,493	297,286
Customer Relationships [member] | Moove cash generating unit [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	5.00%
Customer Relationships [member] | Moove cash generating unit [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	30.00%
Customer Relationships [member] | Other
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	20.00%
Intangible assets other than goodwill	R$ 4,574	1,362
Other [member] | Other
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	20.00%
Intangible assets other than goodwill	R$ 56,870	50,853
Computer software [member] | Other
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	20.00%
Intangible assets other than goodwill	R$ 65,108	46,770
Others [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 121,978	R$ 97,623